Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ (139,039)	$ 199,391	$ 131,247
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments (note 19(d))	4,373	4,397	5,311
Comprehensive income (loss)	$ (134,666)	$ 203,788	$ 136,558